Acquisitions - Schedule of Fair Value of Assets Acquired (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 26, 2020	Feb. 28, 2021	May 31, 2019
Business Combinations [Abstract]
Assets acquired: Furniture, Fixtures and Equipment		$ 371,417
Assets acquired: Inventory		94,972
Total assets acquired at fair value		466,389
Purchase consideration paid: 41,464 shares of common stock		466,389	$ 6,090,000
Total purchase consideration paid	$ 315,000	$ 466,389